PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following at:

	December 31,
	2014	2013

Trade deposits to suppliers	$9,425,797	$10,318,638
Other short term advances to third parties	4,091,940	546,022
Other short term loan to related party	3,360,891	—
Utility and sundry deposits	8,532	1,085,920
Short term advances to employees	352,317	391,535
	$13,878,586	$12,342,115